Income Tax Level 4 Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Income Tax Contingency [Line Items]
Foreign tax credit carryover			$ 18	$ 13
Tax provision at the U.S. federal statutory rate	$ 21	$ 98	98	86
Dividends received deduction ("DRD")	(12)	(37)	(28)	(34)
Foreign related investments	(3)	(4)	(4)	(7)
Tax reform	(2)	0	0	0
Other	3	2		(1)
Provision for income taxes	$ 7	$ 59	$ 66	$ 44